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Securian Financial Group, Inc.
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500

May 7, 2008

                                                          VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:     Minnesota Life Insurance Company
        Minnesota Life Individual Variable Universal Life Account
        Pre-Effective Amendment Number 1
        File Number 333-148646


Commissioners:

On behalf of Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account (the "Account"), we have attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 a Pre-Effective Amendment Number 1 to the initial registration statement on Form N-6 (the "Registration Statement") for certain Individual Variable Universal Life Insurance Policies to be issued through the Account.

We have also included in this Pre-Effective Amendment Number 1 the financial statements.

Finally, filed concurrently with this filing are letters requesting acceleration of the effective date of this Registration Statement for May 8, 2008.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at 651-665-4593.

Sincerely,



Timothy E. Wuestenhagen
Senior Policyowner Tax Counsel

TEW:jmk